Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Additional Paid in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Noncontrolling Interest	Total
Balance at Dec. 31, 2019	$ 28,853	$ 39,310,178	$ (7,590,943)	$ 6,379,276	$ 52,058,681	$ 4,346,216	$ 94,532,261
Balance (In Shares) at Dec. 31, 2019	28,853,242
Issuance of common stock for service	$ 36	33,776	0	0	0	0	33,812
Issuance of common stock for service (in shares)	35,592
Foreign currency translation adjustment	$ 0	0	(1,395,680)	0	0	1,246	(1,394,434)
Net (loss) income	0	0	0	0	1,224,415	(253,220)	971,195
Balance at Jun. 30, 2020	$ 28,889	39,343,954	(8,986,623)	6,379,276	53,283,096	4,094,242	94,142,834
Balance (In Shares) at Jun. 30, 2020	28,888,834
Balance at Dec. 31, 2019	$ 28,853	39,310,178	(7,590,943)	6,379,276	52,058,681	4,346,216	94,532,261
Balance (In Shares) at Dec. 31, 2019	28,853,242
Issuance of common stock for service	$ 35,894	48,392,181	(1,493,070)	6,437,506	45,480,031	638,846	99,491,388
Balance at Dec. 31, 2020							99,491,388
Balance (In Shares) at Dec. 31, 2020	35,894,097
Issuance of common stock for private placement	$ 5,380	6,933,620	0	0	0	0	6,939,000
Issuance of common stock for private placement (in shares)	5,380,000
Issuance of common stock for service	$ 1,600	1,838,400	0	0	0	0	1,840,000
Issuance of common stock for service (in shares)	1,600,000
Foreign currency translation adjustment	$ 0	0	975,952	0	0	(352)	975,600
Net (loss) income	0	0	0	0	(6,570,478)	(181,734)	(6,752,212)
Balance at Jun. 30, 2021	$ 42,874	$ 57,164,201	$ (517,118)	$ 6,437,506	$ 38,909,553	$ 456,760	$ 102,493,776
Balance (In Shares) at Jun. 30, 2021	42,874,097